Non-Operating Income, Net (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Non-operating Income Net Details Narrative
Nonoperating income (expense)			$ 13,877	$ 12,235
Foreign currency transaction gain (loss) before tax	$ 2,266	$ 3,373	$ 10,059	$ 10,790